CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings	$ 85,132	$ 61,564	$ 45,804
Adjustments to reconcile net earnings attributable to controlling interest to net cash from operating activities:
Depreciation	37,710	33,913	31,091
Amortization of intangibles	3,531	2,410	2,473
Expense associated with share-based compensation arrangements	1,846	1,919	1,874
Excess tax benefits from share-based compensation arrangements	(33)	(14)	(112)
Expense associated with stock grant plans	109	94	58
Loss reserve on notes receivable	0	0	15
Deferred income taxes	(1,369)	4,926	4,453
Equity in earnings of investee	(374)	(378)	(201)
Net (gain) loss on sale or impairment of property, plant and equipment	172	(3,400)	297
Changes in:
Accounts receivable	(26,007)	(9,710)	(17,886)
Inventories	34,139	(49,575)	(42,287)
Accounts payable and cash overdraft	4,798	15,390	7,835
Accrued liabilities and other	29,142	15,981	21,026
NET CASH FROM OPERATING ACTIVITIES	168,796	73,120	54,440
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(43,522)	(45,305)	(40,023)
Proceeds from sale of property, plant and equipment	2,843	9,005	1,778
Acquisitions, net of cash received	(2,505)	(34,641)	(11,478)
Purchase of remaining noncontrolling interest in subsidiary	(1,256)	0	0
Advances on notes receivable	(6,994)	(6,201)	(2,673)
Collections on notes receivable	11,446	9,926	2,814
Purchases of investments	(7,858)	0	0
Proceeds from sale of investments	1,115	0	0
Cash restricted as to use	(181)	315	6,111
Other, net	95	(162)	(132)
Cash restricted as to use	(46,817)	(67,063)	(43,603)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under revolving credit facilities	297,711	211,770	251,801
Repayments under revolving credit facilities	(311,271)	(197,825)	(262,891)
Debt issuance costs	(54)	(724)	(46)
Proceeds from issuance of common stock	1,074	541	2,144
Distributions to noncontrolling interest	(3,188)	(1,910)	(1,460)
Dividends paid to shareholders	(16,507)	(12,205)	(8,166)
Repurchase of common stock	(800)	(4,866)	0
Excess tax benefits from share-based compensation arrangements	33	14	112
Other, net	0	0	84
NET CASH FROM FINANCING ACTIVITIES	(33,002)	(5,205)	(18,422)
Effect of exchange rate changes on cash	(1,221)	(852)	(62)
NET CHANGE IN CASH AND CASH EQUIVALENTS	87,756	0	(7,647)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	0	0	7,647
CASH AND CASH EQUIVALENTS, END OF PERIOD	87,756	0	0
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION:
Interest paid	5,118	4,334	4,883
Income taxes paid	42,767	38,475	14,427
NON-CASH INVESTING ACTIVITIES
Accounts receivable exchanged for notes receivable	0	2,768	1,635
Notes receivable exchanged for property	389	3,000	3,900
NON-CASH FINANCING ACTIVITIES:
Common stock issued under deferred compensation plans	3,461	2,567	1,800
Bigs Packaging and Lumber, LLC
NON-CASH FINANCING ACTIVITIES:
Acquisition earnout and noncompete adjustment prior to final purchase accounting	14,195	0	0
Property Exchanged for Notes Receivable
NON-CASH FINANCING ACTIVITIES:
Property exchanged for notes receivable	$ 300	$ 0	$ 0